Foreign Exchange, Net - Schedule of Foreign exchange gain (loss), net (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Foreign Exchange Gains Losses Net [abstract]
Tax credits	$ (39.8)	$ 10.8	$ 3.4
Trade accounts receivable and contract assets	(45.7)	11.8	41.6
Cash and cash equivalents and financial investments	0.9	(10.0)	4.4
Others assets	(14.9)	8.9	(12.3)
Contract liabilities	4.4	(0.3)	0.0
Loans and financing	3.6	(0.4)	0.3
Provisions	40.3	(14.5)	(6.5)
Taxes and charges payable	9.7	(3.2)	(1.4)
Other payables	3.4	(1.0)	(6.6)
Suppliers	19.8	(7.5)	(1.0)
Provisions for contingencies	9.6	(4.3)	(2.1)
Others liabilities		2.6	5.0
Foreign exchange	(8.7)	(7.1)	24.8
Derivative financial instruments	2.7	6.6	3.4
Foreign exchange gain (loss), net	$ (6.0)	$ (0.5)	$ 28.2